Severance Indemnities And Pension Plans	6 Months Ended
Sep. 30, 2012
Severance Indemnities And Pension Plans

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,002	¥19,361	¥3,036	¥536	¥3,957	¥545
Interest costs on projected benefit obligation	16,073	13,550	5,458	618	5,359	559
Expected return on plan assets	(28,002)	(24,328)	(7,315)	(566)	(7,054)	(514)
Amortization of net actuarial loss	14,018	22,584	1,922	250	3,621	329
Amortization of prior service cost	(5,270)	(6,155)	15	(29)	14	(28)
Amortization of net obligation at transition	—	—	—	54	—	52
Loss on settlement and curtailment	3,151	2,472	—	—	85	14

Net periodic benefit cost	¥19,972	¥27,484	¥3,116	¥863	¥5,982	¥957

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2012 and expects to contribute for the remainder of the fiscal year ending March 31, 2013 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2012	¥20.6	¥13.5	¥0.6
For the remainder of the fiscal year ending March 31, 2013	¥19.9	¥1.0	¥0.6